                       SUPPLEMENT DATED FEBRUARY 15, 2010
                      TO THE PROSPECTUS DATED JULY 27, 2009

                     NEW YORK LIFE PREMIER VARIABLE ANNUITY

                                  INVESTING IN

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the July 27, 2009 prospectus (the "Prospectus") for the New York Life Premier Variable Annuity policies (the "policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus for the policies. All capitalized terms have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to note that a revised version of the Investment Protection Plan Rider (the "IPP Rider") will be available to policyowners that choose to elect it on or after February 15, 2010.

     Keeping these purposes in mind, please note the following:

     I. OPTIONAL RIDER CHARGES

          Replace the information about the guaranteed maximum IPP Rider charge in the table showing OPTIONAL RIDER CHARGES with the following:

-----------------------------------------------------------------------------------------
                                                                   ACCUMULATION VALUE AND
                                                                      PREMIUM BASED M&E
                                                                       CHARGE POLICIES
-----------------------------------------------------------------------------------------
GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE FOR
POLICYOWNERS THAT SELECTED THE RIDER BEFORE FEBRUARY 15, 2010
(calculated as annualized percentage of the amount that is
guaranteed under the Investment Protection Plan Rider, deducted
on a quarterly basis).                                                      1.00%
-----------------------------------------------------------------------------------------
GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE FOR
POLICYOWNERS THAT SELECT THE RIDER ON OR AFTER FEBRUARY 15, 2010
(calculated as annualized percentage of the amount that is
guaranteed under the Investment Protection Plan Rider, deducted
on a quarterly basis).                                                      1.25%


-----------------------------------------------------------------------------------------



     II. Under the section of the Prospectus entitled "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER VARIABLE ANNUITY," the eighth paragraph of Question 4 is deleted in its entirety and is replaced with the following:

          If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES -- Investment Protection Plan Rider Charge.") If you select this feature before February 15, 2010, the maximum annual charge is 1.00% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER
     CHARGES -- Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

     III. Under the section of the Prospectus entitled "THE
POLICIES -- RIDERS -- (C) INVESTMENT PROTECTION PLAN RIDER (OPTIONAL)," please add the following after the first paragraph:

          If you select this rider (in jurisdictions where approved) on or after February 15, 2010, you will only be allowed to allocate your premium payments to certain Allocation Alternatives and the DCA Advantage Plan Account, and will have an increased guaranteed maximum charge. (See "OTHER CHARGES -- INVESTMENT PROTECTION PLAN RIDER CHARGE"). You may not allocate more than 25% of your initial premium payment to the Fixed Account. In addition, you may not have more than 25% of your policy's Accumulation Value allocated to the Fixed Account on the rider's effective date for in-force policies. The version of the IPP Rider that is available on or after February 15, 2010 will be the same as the version of the rider available prior to February 15, 2010 in all other respects. The allowable Allocation Alternatives under the IPP Rider available on or after February 15, 2010 are as follows:

       Fixed Account*
       MainStay VP Balanced -- Service Class
       MainStay VP Bond -- Service Class
       MainStay VP Cash Management
       MainStay VP Conservative Allocation -- Service Class
       MainStay VP Floating Rate -- Service Class
       MainStay VP Government -- Service Class
       MainStay VP High Yield Corporate Bond -- Service Class
       MainStay VP Moderate Allocation -- Service Class
       MainStay VP Moderate Growth Allocation -- Service Class
       CVS Calvert Social Balanced Portfolio
       Janus Aspen Balanced Portfolio

          * You may not allocate more than 25% of your initial premium payment to the Fixed account. Also, for in-force policies, no more than 25% of your policy's Accumulation Value may be allocated to the Fixed Account on the Rider's effective date.

          To select the IPP Rider on or after February 15, 2010 while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The date that your request to select the IPP Rider is signed will determine the version of the rider that is available to you. Please note that if you select the IPP Rider while the policy is in force on or after February 15, 2010, your Accumulation Value (and any subsequent premium payments) must be allocated to either the Allocation Alternatives noted above or the DCA Advantage Plan Account in order for the rider to be effective.

     IV. Under the section of the Prospectus entitled "CHARGES AND DEDUCTIONS -- OTHER CHARGES -- (C) INVESTMENT PROTECTION PLAN RIDER CHARGE (OPTIONAL)," the second paragraph is deleted in its entirety and is replaced with the following:

          If you select the IPP Rider before February 15, 2010, the maximum annual charge is 1% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                                51 Madison Avenue
                            New York, New York 10010

                       SUPPLEMENT DATED FEBRUARY 15, 2010
                      TO THE PROSPECTUS DATED JULY 27, 2009

                   NEW YORK LIFE PREMIER PLUS VARIABLE ANNUITY

                                  INVESTING IN

                  NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-III
                   NYLIAC VARIABLE ANNUITY SEPARATE ACCOUNT-IV

     This supplement amends the July 27, 2009 prospectus (the "Prospectus") for the New York Life Premier Plus Variable Annuity policies (the "policies"). You should read this information carefully before you invest and retain this supplement for future reference together with the Prospectus. This supplement is not valid unless it is read in conjunction with the Prospectus for the policies. All capitalized terms have the same meaning as those included in the Prospectus.

     The purpose of this supplement is to note that a revised version of the Investment Protection Plan Rider (the "IPP Rider") will be available to policyowners that choose to elect it on or after February 15, 2010.

     Keeping these purposes in mind, please note the following:

     I. OPTIONAL RIDER CHARGES

          Replace the information about the guaranteed maximum IPP Rider charge in the table showing OPTIONAL RIDER CHARGES with the following:

-----------------------------------------------------------------------------------------
                                                                   ACCUMULATION VALUE AND
                                                                      PREMIUM BASED M&E
                                                                       CHARGE POLICIES
-----------------------------------------------------------------------------------------
GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE FOR
POLICYOWNERS THAT SELECTED THE RIDER BEFORE FEBRUARY 15, 2010
(calculated as annualized percentage of the amount that is
guaranteed under the Investment Protection Plan Rider, deducted
on a quarterly basis).                                                      1.00%
-----------------------------------------------------------------------------------------
GUARANTEED MAXIMUM INVESTMENT PROTECTION PLAN RIDER CHARGE FOR
POLICYOWNERS THAT SELECT THE RIDER ON OR AFTER FEBRUARY 15, 2010
(calculated as annualized percentage of the amount that is
guaranteed under the Investment Protection Plan Rider, deducted
on a quarterly basis).                                                      1.25%


-----------------------------------------------------------------------------------------



     II. Under the section of the Prospectus entitled "QUESTIONS AND ANSWERS ABOUT NEW YORK LIFE PREMIER PLUS VARIABLE ANNUITY," the seventh paragraph of Question 5 is deleted in its entirety and is replaced with the following:

          If you select the Investment Protection Plan ("IPP") Rider (in jurisdictions where available), We will deduct a charge on the first Business Day of the next policy quarter following each policy quarter that the rider is in effect, based on the amount that is guaranteed. (See "OTHER CHARGES -- Investment Protection Plan Rider Charge.") If you select this feature before February 15, 2010, the maximum annual charge is 1.00% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). To the extent permitted by law, We will deduct a charge from your Accumulation Value if you cancel the Investment Protection Plan Rider. We call this charge a Rider Risk Charge Adjustment. (See "OTHER
     CHARGES -- Rider Risk Charge Adjustment (optional).") The maximum Rider Risk Charge Adjustment is 2.00% of the amount that is guaranteed under this rider. We set both of these charges at Our sole discretion, subject to the stated maximums. You should consult your Registered Representative to determine the percentages We are currently charging before you select or cancel the Investment Protection Plan Rider. We will not increase either of these charges after the date the rider becomes effective. However, if you reset the rider, the charge for the new reset amount will be based on the charges that are in effect at the time of the reset.

     III.  Under the section of the Prospectus entitled "THE
POLICIES -- RIDERS -- (C) INVESTMENT PROTECTION PLAN RIDER (OPTIONAL)," please add the following after the first paragraph:

          If you select this rider (in jurisdictions where approved) on or after February 15, 2010, you will only be allowed to allocate your premium payments to certain Allocation Alternatives and the DCA Advantage Plan Account, and will have an increased guaranteed maximum charge. (See "OTHER CHARGES -- INVESTMENT PROTECTION PLAN RIDER CHARGE"). You may not allocate more than 25% of your initial premium payment to the Fixed Account. In addition, you may not have more than 25% of your policy's Accumulation Value allocated to the Fixed Account on the rider's effective date for in-force policies. The version of the IPP Rider that is available on or after February 15, 2010 will be the same as the version of the rider available prior to February 15, 2010 in all other respects. The allowable Allocation Alternatives under the IPP Rider available on or after February 15, 2010 are as follows:

       Fixed Account*
       MainStay VP Balanced -- Service Class
       MainStay VP Bond -- Service Class
       MainStay VP Cash Management
       MainStay VP Conservative Allocation -- Service Class
       MainStay VP Floating Rate -- Service Class
       MainStay VP Government -- Service Class
       MainStay VP High Yield Corporate Bond -- Service Class
       MainStay VP Moderate Allocation -- Service Class
       MainStay VP Moderate Growth Allocation -- Service Class
       CVS Calvert Social Balanced Portfolio
       Janus Aspen Balanced Portfolio

          * You may not allocate more than 25% of your initial premium payment to the Fixed Account. Also, for in-force policies, no more than 25% of your policy's Accumulation Value may be allocated to the Fixed Account on the Rider's effective date.

          To select the IPP Rider on or after February 15, 2010 while the policy is in force, you must send a written request in a form acceptable to Us to VPSC at one of the addresses listed in Question 16 of this Prospectus. The date that your request to select the IPP Rider is signed will determine the version of the rider that is available to you. Please note that if you select the IPP Rider while the policy is in force on or after February 15, 2010, your Accumulation Value (and any subsequent premium payments) must be allocated to either the Allocation Alternatives noted above or the DCA Advantage Plan Account in order for the rider to be effective.

     IV. Under the section of the Prospectus entitled "CHARGES AND DEDUCTIONS -- OTHER CHARGES -- (C) INVESTMENT PROTECTION PLAN RIDER CHARGE (OPTIONAL)," the second paragraph is deleted in its entirety and is replaced with the following:

          If you select the IPP Rider before February 15, 2010, the maximum annual charge is 1% of the amount that is guaranteed. The maximum annual charge for policyowners who select this feature on or after February 15, 2010 is 1.25% of the amount that is guaranteed. We may set a lower charge at Our sole discretion. The current charge for this rider is 0.65% of the amount that is guaranteed, applied on a quarterly basis (0.1625% per quarter). You should check with your Registered Representative to determine the percentage We are currently charging before you select this feature.

                              ---------------------
                 New York Life Insurance and Annuity Corporation
                            (A Delaware corporation)
                                51 Madison Avenue
                            New York, New York 10010